Segment reporting - Consolidated statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Assets [abstract]
Goodwill	$ 29,702	$ 29,702		$ 202,848
Other intangible assets	20,756	51,267		51,822
Property, plant and equipment	620,034	740,906		888,862
Inventories	246,549	354,121
Trade and other receivables	247,792	314,266
Cash, restricted cash and cash equivalents	131,557	123,175	[1]	216,647	[1]	$ 184,472	[1]
Other	50,755	120,916
Total assets	1,347,145	1,734,353
Equity and liabilities [abstract]
Equity	365,719	602,297		884,372		$ 937,758
Provisions	163,783	130,943		$ 116,357
Bank borrowings	107,607	158,999
Obligations under finance leases	22,536	25,872
Debt instruments	357,508	354,951
Other financial liabilities	63,896	66,539
Trade and other payables	152,397	194,059
Other	113,699	200,693
Total equity and liabilities	1,347,145	1,734,353
Adjustments/Eliminations
Assets [abstract]
Trade and other receivables	(1,812,969)	(1,430,186)
Total assets	(1,812,969)	(1,430,186)
Equity and liabilities [abstract]
Trade and other payables	(1,854,661)	(1,465,859)
Other	41,692	35,673
Total equity and liabilities	(1,812,969)	(1,430,186)
Electrometallurgy - North America | Operating segments
Assets [abstract]
Goodwill	29,702	29,702
Other intangible assets	14,604	18,504
Property, plant and equipment	353,145	419,695
Inventories	63,765	91,619
Trade and other receivables	609,456	427,871
Cash, restricted cash and cash equivalents	48,127	25,194
Other	(37,007)	11,932
Total assets	1,081,792	1,024,517
Equity and liabilities [abstract]
Equity	412,729	459,637
Provisions	33,812	31,220
Obligations under finance leases	4,260	6,473
Other financial liabilities	3,140
Trade and other payables	615,690	464,592
Other	12,161	62,595
Total equity and liabilities	1,081,792	1,024,517
Electrometallurgy - Europe | Operating segments
Assets [abstract]
Other intangible assets	3,631	30,248
Property, plant and equipment	191,211	216,809
Inventories	152,680	215,509
Trade and other receivables	477,440	504,294
Cash, restricted cash and cash equivalents	48,661	65,216
Other	32,413	60,619
Total assets	906,036	1,092,695
Equity and liabilities [abstract]
Equity	174,247	307,131
Provisions	120,413	85,167
Bank borrowings	80,121	100,070
Obligations under finance leases	17,403	18,128
Other financial liabilities	331	454
Trade and other payables	478,931	520,937
Other	34,590	60,808
Total equity and liabilities	906,036	1,092,695
Electrometallurgy - South Africa | Operating segments
Assets [abstract]
Other intangible assets	1,265	1,322
Property, plant and equipment	37,526	53,650
Inventories	20,375	32,886
Trade and other receivables	43,121	47,755
Cash, restricted cash and cash equivalents	2,777	3,321
Other	9,808	14,921
Total assets	114,872	153,855
Equity and liabilities [abstract]
Equity	17,856	43,466
Provisions	5,956	7,108
Obligations under finance leases	318	14
Trade and other payables	78,807	86,837
Other	11,935	16,430
Total equity and liabilities	114,872	153,855
Other segments | Operating segments
Assets [abstract]
Other intangible assets	1,256	1,193
Property, plant and equipment	38,152	50,752
Inventories	9,729	14,107
Trade and other receivables	930,744	764,532
Cash, restricted cash and cash equivalents	31,992	29,444
Other	45,541	33,444
Total assets	1,057,414	893,472
Equity and liabilities [abstract]
Equity	(239,113)	(207,937)
Provisions	3,602	7,448
Bank borrowings	27,486	58,929
Obligations under finance leases	555	1,257
Debt instruments	357,508	354,951
Other financial liabilities	60,425	66,085
Trade and other payables	833,630	587,552
Other	13,321	25,187
Total equity and liabilities	$ 1,057,414	$ 893,472

[1]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.